COMMITMENTS	12 Months Ended
Dec. 31, 2019
Disclosure Of Commitments [Abstract]
COMMITMENTS [Text Block]
12.	COMMITMENTS

To acquire certain mineral property interests associated with the Bear deposit as per Note 4, the Company must make optional acquisition expenditures to satisfy the terms of existing option agreements, failing which the rights to such mineral properties will revert to the property vendors.